Variable Interest Entities [Text Block]	6 Months Ended
Sep. 30, 2013
Variable Interest Entities [Text Block]

16.    VARIABLE INTEREST ENTITIES

In the normal course of business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group’s assets, and trust arrangements.

See Note 23 to the consolidated financial statements for the fiscal year ended March 31, 2013 for further information about the MUFG Group’s involvements with VIEs.

The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying condensed consolidated balance sheets at March 31, 2013 and September 30, 2013:

Consolidated VIEs	Consolidated assets
At March 31, 2013:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,641,295	¥25,520	¥72,968	¥966	¥601,444	¥4,927,509	¥12,888
Investment funds	2,567,049	47,176	18,113	2,322,430	8,643	173	170,514
Special purpose entities created for structured financing	175,627	1,427	2,188	—	—	156,903	15,109
Repackaged instruments	56,902	—	—	54,154	—	2,748	—
Securitization of the MUFG Group’s assets	1,756,940	—	—	—	—	1,720,066	36,874
Trust arrangements	1,006,961	—	3,601	277	91,707	909,146	2,230
Others	100,013	295	681	—	85	64,948	34,004

Total	¥11,304,787	¥74,418	¥97,551	¥2,377,827	¥701,879	¥7,781,493	¥271,619

	Consolidated liabilities(1)
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,645,471	¥—	¥4,868,648	¥330,171	¥446,652
Investment funds	232,533	—	1,348	12,246	218,939
Special purpose entities created for structured financing	173,928	—	5,241	166,810	1,877
Repackaged instruments	57,452	—	—	56,236	1,216
Securitization of the MUFG Group’s assets	1,741,837	—	25,000	1,715,823	1,014
Trust arrangements	1,003,916	1,001,815	—	—	2,101
Others	99,505	—	64,216	35,143	146

Total	¥8,954,642	¥1,001,815	¥4,964,453	¥2,316,429	¥671,945

Consolidated VIEs	Consolidated assets
At September 30, 2013:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,513,781	¥34,000	¥91,104	¥3,437	¥584,430	¥4,793,502	¥7,308
Investment funds	2,430,717	68,181	17,637	2,187,862	9,331	15,380	132,326
Special purpose entities created for structured financing	194,261	1,123	2,427	—	—	173,935	16,776
Repackaged instruments	29,320	—	—	29,320	—	—	—
Securitization of the MUFG Group’s assets	1,555,838	—	—	—	—	1,519,383	36,455
Trust arrangements	1,194,642	—	7,032	100	73,643	1,111,142	2,725
Others	94,244	305	693	—	83	58,450	34,713

Total	¥11,012,803	¥103,609	¥118,893	¥2,220,719	¥667,487	¥7,671,792	¥230,303

	Consolidated liabilities(1)
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,522,668	¥—	¥4,632,678	¥373,487	¥516,503
Investment funds	113,595	—	—	592	113,003
Special purpose entities created for structured financing	181,210	—	5,298	173,503	2,409
Repackaged instruments	29,345	—	—	29,000	345
Securitization of the MUFG Group’s assets	1,537,138	—	24,400	1,511,875	863
Trust arrangements	1,191,900	1,189,780	—	—	2,120
Others	93,798	—	57,917	35,748	133

Total	¥8,669,654	¥1,189,780	¥4,720,293	¥2,124,205	¥635,376

Note:	(1)	Includes the liabilities of consolidated VIEs for which the creditors or beneficial interest holders have recourse to the general credit of the MUFG Group.

The assets and liabilities of consolidated VIEs presented in the table above include intercompany transactions between consolidated VIEs and the MUFG Group, the primary beneficiary. In consolidation, the amounts of assets eliminated were ¥71,726 million of Cash and due from banks, ¥71,464 million of Interest-earning deposits in other banks, ¥1,237 million of Trading account assets, ¥6 million of Investment securities, ¥966,616 million of Loans and ¥16,641 million of All other assets at March 31, 2013, and ¥101,611 million of Cash and due from banks, ¥93,920 million of Interest-earning deposits in other banks, ¥5,469 million of Trading account assets, ¥6 million of Investment securities, ¥1,092,130 million of Loans and ¥9,019 million of All other assets at September 30, 2013. The amounts of liabilities eliminated were ¥3,078,982 million of Other short-term borrowings, ¥1,146,963 million of Long-term debt and ¥26,036 million of All other liabilities at March 31, 2013, and ¥2,798,126 million of Other short-term borrowings, ¥1,079,761 million of Long-term debt and ¥27,217 million of All other liabilities at September 30, 2013.

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs and do not have recourse to other assets of the MUFG Group, except where the MUFG Group is also contractually required to provide credit enhancement or program-wide liquidity.

The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs, and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2013 and September 30, 2013:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2013:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥12,926,458	¥3,072,591	¥2,256,903	¥3,384	¥363,521	¥1,889,998	¥—	¥—	¥—
Investment funds	25,517,222	744,935	634,662	168,580	149,036	317,046	—	1,186	1,186
Special purpose entities created for structured financing	20,978,132	3,048,178	2,346,557	136,118	85,254	2,124,202	983	466	466
Repackaged instruments	13,097,513	1,638,067	1,546,726	106,661	1,181,828	258,237	—	—	—
Trust arrangements	14,866	13,589	12,740	—	—	12,740	—	5,739	5,739
Others	29,381,902	2,174,939	1,714,409	66,563	286,937	1,353,826	7,083	99	99

Total	¥101,916,093	¥10,692,299	¥8,511,997	¥481,306	¥2,066,576	¥5,956,049	¥8,066	¥7,490	¥7,490

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2013:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥14,831,490	¥3,339,380	¥2,365,863	¥1,813	¥356,479	¥2,007,571	¥—	¥156	¥156
Investment funds	29,926,097	787,474	705,983	102,944	260,236	342,803	—	—	—
Special purpose entities created for structured financing	23,719,373	3,094,764	2,404,497	120,652	84,636	2,197,782	1,427	1,555	1,555
Repackaged instruments	7,900,021	1,694,879	1,599,726	118,094	1,251,245	230,387	—	—	—
Trust arrangements	26,607	24,930	24,140	—	—	24,140	—	5,622	5,622
Others	30,909,872	2,363,277	1,830,201	65,915	284,380	1,479,906	—	50	50

Total	¥107,313,460	¥11,304,704	¥8,930,410	¥409,418	¥2,236,976	¥6,282,589	¥1,427	¥7,383	¥7,383

Maximum exposure to loss on each type of entity is determined based on the carrying amount of any on-balance sheet assets and any off-balance sheet liabilities held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.